Long-Term Debt - Additional Information - Revolvers and Term Loans (Details)	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2019	Jun. 30, 2019 USD ($) loan credit_facility vessel	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 31, 2016 USD ($)
Debt Instrument [Line Items]
Total principal		$ 597,925,000	$ 741,992,000
Long-term Debt		$ 593,226,000	735,406,000
Debt Instrument, Term	6 months	6 months
Secured Debt Two | Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Debt Instrument, Term		6 months
Maintain the greater of free cash liquidity		$ 100,000,000
Minimum liquidity as a percentage of debt		7.50%
Term Loans
Debt Instrument [Line Items]
Total principal		$ 273,996,000	323,995,000
Remaining Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Face Amount		155,800,000	166,400,000.0
Remaining Secured Debt | Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Maintain the greater of free cash liquidity		$ 50,000,000
Minimum liquidity as a percentage of debt		5.00%
Term Loan Due 2021 | Term Loans
Debt Instrument [Line Items]
Number Of Debt Instruments | credit_facility		3
Total principal		$ 274,000,000	$ 324,000,000
Debt instrument, interest rate, stated percentage		5.40%	5.40%
Maturing in May 2021 | Term Loans
Debt Instrument [Line Items]
Number Of Debt Instruments | loan		2
Revolver 2017
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 270,000,000.00
Long-term Debt		$ 31,200,000	$ 125,300,000
Collateral, number of vessels | vessel		5
Debt Instrument, Collateral Amount		$ 142,000,000	$ 192,600,000
Debt Covenant Minimum Hull Coverage Ratio		125.00%
Actual Hull Coverage Ratio		511.00%	163.00%
Revolver 2017 | Not Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Minimum liquidity covenant requirement		$ 35,000,000
Minimum liquidity as a percentage of consolidated debt covenant requirement		5.00%
2016 Debt Facility
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 410,900,000.0	$ 450,300,000.0		$ 894,400,000.0
Collateral, number of vessels | vessel		29
Debt Instrument, Collateral Amount		$ 945,100,000	$ 972,500,000
Debt Covenant Minimum Hull Coverage Ratio		125.00%
Actual Hull Coverage Ratio		164.00%	137.00%
2016 Debt Facility | Not Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Minimum liquidity covenant requirement		$ 35,000,000
Minimum liquidity as a percentage of consolidated debt covenant requirement		5.00%
Remaining Secured Debt | Term Loans
Debt Instrument [Line Items]
Number Of Debt Instruments | credit_facility		2
Collateral, number of vessels | vessel		6
Term Loan Due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 118,200,000.0
Minimum [Member]
Debt Instrument [Line Items]
Percentage of margin		0.30%
Minimum [Member] | Revolver 2017 | Not Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Debt Instrument, Term		6 months
Minimum [Member] | 2016 Debt Facility | Not Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Debt Instrument, Term		6 months
Maximum
Debt Instrument [Line Items]
Percentage of margin		3.50%
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member] | Term Loans
Debt Instrument [Line Items]
Percentage of margin		0.30%	0.30%
London Interbank Offered Rate (LIBOR) [Member] | Maximum | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Percentage of margin		2.00%
London Interbank Offered Rate (LIBOR) [Member] | Maximum | Term Loans
Debt Instrument [Line Items]
Percentage of margin			2.00%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Total principal		$ 323,929,000	$ 417,997,000
Revolving Credit Facility [Member] | Revolving Credit Facilities Due through 2022 [Member]
Debt Instrument [Line Items]
Number Of Debt Instruments | credit_facility		2
Line of Credit Facility, Maximum Borrowing Capacity		$ 385,400,000.0	429,800,000.0
Line of Credit Facility, Remaining Borrowing Capacity		61,400,000	$ 11,800,000
Long-term Debt, Maturities, Revolving Credit Facility, Decrease in Amount Available Remaining Fiscal Year		6,100,000
Long-term Debt, Maturities, Revolving Credit Facility, Decrease in Amount Available Year Two		12,100,000
Long-term Debt, Maturities, Revolving Credit Facility, Decrease in Amount Available Year Three		304,800,000
Long-term Debt, Maturities, Revolving Credit Facility, Decrease in Amount Available Year Four		62,400,000
Revolving Credit Facility [Member] | 2016 Debt Facility
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 292,700,000.0
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage of margin		2.00%	2.00%
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum
Debt Instrument [Line Items]
Percentage of margin		2.75%	2.75%
Remaining Secured Debt | Minimum [Member] | Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Debt Instrument, Term		6 months